UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark A. Sherman
Title:   Chief Compliance Officer
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Mark A. Sherman  San Francisco, CA 02/09/2011


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      48
Form 13F Information Table Value Total:       $124,820


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T Inc                       COM              00206R102      236     8049 SH       SOLE                     8049        0        0
American Express Co            COM              025816109     2389    55659 SH       DEFINED                 54714        0      945
Amgen Inc                      COM              031162100     2618    47683 SH       DEFINED                 46943        0      740
Automatic Data Processing Inc  COM              053015103     4876   105368 SH       DEFINED                103468        0     1900
Avery Dennison Corp            COM              053611109     2707    63938 SH       DEFINED                 63788        0      150
BP P.L.C. Spons ADR            COM              055622104      307     6958 SH       SOLE                     6958        0        0
Bristol-Myers Squibb Co        COM              110122108      471    17800 SH       SOLE                    17800        0        0
Capital One Finl Corp          COM              14040H105     1302    30584 SH       DEFINED                 30164        0      420
Carnival Corp                  COM              143658300     2844    61675 SH       DEFINED                 60690        0      985
Caterpillar Inc                COM              149123101      201     2142 SH       SOLE                     2142        0        0
Chevron Corp New               COM              166764100     1152    12627 SH       DEFINED                 11481        0     1146
Devon Energy Corp              COM              25179M103     3512    44733 SH       DEFINED                 43502        0     1231
Disney Walt Co.                COM              254687106     3656    97471 SH       DEFINED                 95946        0     1525
EMC Corporation                COM              268648102     2985   130333 SH       DEFINED                128798        0     1535
Ecolab Inc                     COM              278865100     2840    56320 SH       DEFINED                 55335        0      985
Edison International           COM              281020107      208     5397 SH       SOLE                     5397        0        0
Electronic Arts                COM              285512109      389    23765 SH       SOLE                    23765        0        0
Exxon Mobil Corp               COM              30231G102     3652    49942 SH       SOLE                    49942        0        0
General Electric Co            COM              369604103     2753   150500 SH       DEFINED                150285        0      215
Hewlett-Packard Co             COM              428236103     3721    88392 SH       DEFINED                 86817        0     1575
Intl Business Machines         COM              459200101     5983    40770 SH       DEFINED                 40220        0      550
JP Morgan Chase & Co           COM              46625H100     3011    70970 SH       DEFINED                 69785        0     1185
Jacobs Engineering             COM              469814107     2416    52690 SH       DEFINED                 51800        0      890
Johnson & Johnson              COM              478160104     4374    70726 SH       DEFINED                 70061        0      665
Life Technologies              COM              53217V109     1086    19575 SH       DEFINED                 19255        0      320
Marriott Intl. Inc. CL A       COM              571903202      242     5830 SH       SOLE                     5830        0        0
McDonalds Corp                 COM              580135101      533     6950 SH       SOLE                     6950        0        0
Microsoft Corp                 COM              594918104     4646   166474 SH       DEFINED                163724        0     2750
Motorola Inc                   COM              620076109      253    27898 SH       SOLE                    27898        0        0
Nordstrom Inc                  COM              655664100     4197    99028 SH       DEFINED                 96943        0     2085
Omnicom Group                  COM              681919106     5196   113442 SH       DEFINED                111722        0     1720
Pepsico Inc                    COM              713448108     5128    78494 SH       DEFINED                 77484        0     1010
Pfizer Inc                     COM              717081103     1312    74929 SH       SOLE                    74929        0        0
Precision Castparts Corp       COM              740189105     2544    18275 SH       DEFINED                 17965        0      310
T Rowe Price Group Inc         COM              74144T108     2439    37785 SH       DEFINED                 37105        0      680
Procter & Gamble Company       COM              742718109     6095    94753 SH       DEFINED                 93508        0     1245
Qualcomm Inc.                  COM              747525103      639    12910 SH       SOLE                    12910        0        0
Raytheon Co                    COM              755111507      351     7574 SH       SOLE                     7574        0        0
SVB Financial Group            COM              78486Q101     1258    23705 SH       DEFINED                 23335        0      370
Schlumberger Limited           COM              806857108     6822    81704 SH       DEFINED                 80274        0     1430
Stericycle Inc.                COM              858912108     2627    32465 SH       DEFINED                 31925        0      540
Swift Energy Co                COM              870738101     2214    56563 SH       DEFINED                 55163        0     1400
Teva Pharmaceutical Inds ADR   COM              881624209     4164    79871 SH       DEFINED                 78496        0     1375
Texas Instruments Incorporated COM              882508104      520    16000 SH       SOLE                    16000        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2432    91974 SH       DEFINED                 91008        0      966
Wal Mart Stores Inc            COM              931142103     5013    92952 SH       DEFINED                 91557        0     1395
Walgreen Co.                   COM              931422109     4575   117432 SH       DEFINED                115742        0     1690
Western Union Corp             COM              959802109     1931   104003 SH       DEFINED                102093        0     1910